Accrued And Other Liabilities (Other Liabilities) (Detail) - USD ($) $ in Thousands	Jun. 28, 2017	Jun. 29, 2016
ACCRUED AND OTHER LIABILITIES [Abstract]
Straight-line rent	$ 57,464	$ 56,896
Insurance	42,532	38,433
Landlord contributions	26,402	24,681
Unfavorable leases	5,398	6,521
Unrecognized tax benefits	3,116	4,070
Other	6,212	7,081
Other liabilities	$ 141,124	$ 137,682